Note 5 - Vessels, Net	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
5.	Vessels, net

The amounts in the accompanying consolidated balance sheets are as follows:

	Costs	Accumulated Depreciation	Net Book Value
Balance, January 1, 2016	124,748,377	(35,790,625)	88,957,752
- Depreciation for the year	-	(8,788,121)	(8,788,121)
- New building vessel delivered during the period	31,831,439	-	31,831,439
- Vessel Acquisitions	4,958,345	-	4,958,345
- Sale of vessel	(3,749,135)	1,113,067	(2,636,068)
- Vessel held for sale	(18,410,922)	9,672,208	(8,738,714)
Balance, December 31, 2016	139,378,104	(33,793,471)	105,584,633
- Depreciation for the year	-	(8,372,237)	(8,372,237)
- New building vessel delivered during the period	17,807,934	-	17,807,934
- Vessel delivered during the period	4,503,464	-	4,503,464
- Capitalized expenses	15,252	-	15,252
- Vessel Acquisitions	30,015,188	-	30,015,188
- Sale of vessels	(9,318,842)	2,110,762	(7,208,080)
- Vessels held for sale	(18,081,755)	9,847,316	(8,234,439)
Balance, December 31, 2017	164,319,345	(30,207,630)	134,111,715

The Company considers the potential sale of its vessels, for scrap or further trading, depending on a vessel’s age, any additional capital expenditures required, the expected revenues from continuing to own the vessel and the overall market prospects.

On
May 10, 2016,
the Company sold M/V “Captain Costas”,
one
of the Company's containership vessels, for a net price of
$2.65
million. After sales commissions of
4%,
which includes the
1%
payable to Eurochart, and other sale expenses, the Company realized a gain of
$10,597

On
September 29, 2016,
the Company acquired M/V “Aegean Express”, a
1,439
teu containership vessel, for a purchase price plus costs required to make the vessel available for use of
$3,151,940.
On
December 23, 2016,
the Company signed a memorandum of agreement to purchase M/V “RT Dagr”, a
1,645
teu feeder containership vessel built in
1998
in Germany, for approximately
$1.81
million by issuing
864,292
shares of the Company's common stock and payment of acquisition expenses of
$77,821
with another
35,708
common shares issued as payment for the amount of fuel that was acquired along with the vessel. On
January 13, 2017,
the Company agreed to sell for scrap M/V “RT Dagr”, for a net price of
$2.3
million. The vessel was delivered to its buyers on
January 31, 2017.
The Company recorded a gain on sale of approximately
$0.5
million presented in the “Net gain on sale of vessels” line in the "Operating Expenses" section of the "Consolidated Statements of Operations".

On
December 20, 2016,
the Company agreed to sell for scrap M/V “Eleni P”, a
72,119
dwt
1997
-built drybulk carrier. The vessel was written down to its fair market value less costs to sell resulting in a non-cash loss of
$5.92
million, or
$0.73
loss per share basic and diluted. These amounts are presented in the "Loss on write-down of vessels held for sale" line in the "Operating Expenses" section of the "Consolidated Statements of Operations". As of
December 31, 2016,
“Eleni P” is presented as “Vessel held for sale” at
$2.81
million. The vessel was delivered to its buyers on
January 26, 2017.

On
January 9, 2017,
the Company acquired M/V “Tasos”, a
75,100
dwt
2000
-built drybulk carrier, for a purchase price plus costs required to make the vessel available for use of
$4,503,464.

On
September 30, 2017
the Company decided to sell for scrap M/V “Aggeliki P.” a
2,008
teu
1998
-built container carrier and M/V “Monica P” a
46,667
dwt
1998
-built drybulk carrier. Both vessels were written down to their fair market value, resulting in a non-cash loss of
$4.6
million, or
$0.42
loss per share basic and diluted. These amounts are presented in the "Loss on write-down of vessels held for sale" line in the "Operating Expenses" section of the "Consolidated Statements of Operations". M/V “Aggeliki P” was sold on
December 6, 2017.
The Company recorded a gain on sale of approximately
$0.3
million presented in the “Net gain on sale of vessels” line in the "Operating Expenses" section of the "Consolidated Statements of Operations". M/V “Monica P” was still held for sale as of
December 31, 2017
with a value of
$4.9
million.

On
June 20, 2017
the Company acquired the feeder containership (
2,788
teu,
2004
built) M/V “EM Astoria” for a purchase price of
$4.75
million.

On
September 29, 2017
the Company acquired the feeder containership (
2,506
teu,
2000
built) M/V “EM Athens” for a purchase price of
$4.24
million.

On
October 23, 2017
the Company acquired the feeder containership (
2,506
teu,
2000
built) M/V “EM Oinousses” for a purchase price of
$4.25
million.

On
October 29, 2017
the Company acquired the feeder containership (
2,556
teu,
2001
built) M/V “EM Corfu” for a purchase price of
$5.66
million.

On
December 21, 2017
the Company acquired the intermediate containership (
5,610
teu,
2001
built) M/V “Akinada Bridge” for a purchase price of
$11.12
million

The Company performed the undiscounted cash flow test as of
December 31, 2016
and
December 31, 2017
and determined that the net book value of its vessels held for use were recoverable.

Vessels with a carrying value of
$134.1
million (
2016:
$103.78
million) have been mortgaged as security for the loans.